Commitments and Contingencies Energy Minimum Required Payments Table (Details) (USD $) In Millions, unless otherwise specified				6 Months Ended
	Dec. 31, 2011	Jun. 30, 2012 CVR Energy, Inc. [Member] Energy Segment [Member]		Jun. 30, 2012 Petroleum Transportation [Member] CRRM [Member] Energy Segment [Member] bbl
Loss Contingencies [Line Items]
Six months ending December 31, 2012	$ 56	$ 5
Year ending December 31, 2013	50	9
Year ending December 31, 2014	40	7
Year ending December 31, 2015	30	6
Year ending December 31, 2016	26	5
Thereafter	103	8
Total future minimum lease payments under operating leases	305	40
Future minimum required payments, six months ending December 31, 2012, Unconditional Purchase Obligations		64	[1]
Future minimum required payments, year ending December 31, 2013, Unconditional Purchase Obligations		127	[1]
Future minimum required payments, year ending December 31, 2014, Unconditional Purchase Obligations		114	[1]
Future minimum required payments, year ending December 31, 2015, Unconditional Purchase Obligations		103	[1]
Future minimum required payments, year ending December 31, 2016, Unconditional Purchase Obligations		103	[1]
Future minimum required payments, thereafter, Unconditional Purchase Obligations		457	[1]
Future minimum required payments, Unconditional Purchase Obligation		968	[1]
Unconditional purchase obligation for petroleum transportation, payable ratably over nine years				$ 498
Term of unconditional purchase obligation for petroleum transportation				10 years
Number of barrels of petroleum to be transported pursuant to unconditional purchase obligation				25,000

[1]	This amount includes $498 million payable ratably over nine years pursuant to petroleum transportation service agreements between CRRM and TransCanada Keystone Pipeline, LP ("TransCanada"). Under the agreements, CRRM will receive transportation for at least 25,000 barrels per day of crude oil with a delivery point at Cushing, Oklahoma for a term of ten years on TransCanada's Keystone pipeline system. CRRM began receiving crude oil under the agreements in the first quarter of fiscal 2011.